Leases - Schedule of Rent Expense (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Rent Expense [Abstract]
Minimum rentals	$ 271	$ 286	$ 264
Contingent rentals	148	161	175
Rent expense	$ 419	$ 447	$ 439